As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

JOHN W. O’HALLORAN
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

COMMON STOCKS (98.3%)	Shares	Value
Consumer Discretionary (11.6%)
Best Buy Co., Inc.	532,795	$17,843,305
Carnival Corp. Cl. A	493,390	12,714,660
Coach, Inc. *	262,415	7,053,715
Darden Restaurants, Inc.	365,630	12,058,477
FTI Consulting, Inc. *	55,000	2,789,600
GameStop Corp. *	261,180	5,748,572
Kohl's Corp. *	404,080	17,274,420
Lowe's Companies, Inc.	840,250	16,309,253
McDonald's Corp.	317,590	18,258,249
NIKE, Inc. Cl. B	387,320	20,055,430
Starbucks Corp. *	506,770	7,039,035
The DIRECTV Group, Inc. *	327,555	8,093,884
The Gap, Inc.	447,100	7,332,440
		152,571,040
Consumer Staples (9.8%)
Avon Products, Inc.	480,800	12,395,024
Colgate-Palmolive Co.	211,450	14,957,973
CVS Caremark Corp.	865,955	27,597,986
PepsiCo, Inc.	525,652	28,889,834
Procter & Gamble Co.	93,303	4,767,783
The J.M. Smucker Co.	202,335	9,845,621
The Kroger Co.	306,080	6,749,064
Wal-Mart Stores, Inc.	486,825	23,581,803
		128,785,088
Energy (13.2%)
Chevron Corp.	493,235	32,676,819
CONSOL Energy Inc.	190,485	6,468,871
Devon Energy Corp.	591,420	32,232,390
Southwestern Energy Co. *	285,870	11,106,050
Total SA - ADR	604,140	32,762,512
Transocean Ltd. *	514,260	38,204,375
Weatherford International Ltd. *	993,850	19,439,706
		172,890,723
Financials (11.9%)
ACE Limited	497,865	22,020,569
Annaly Capital Management, Inc.	896,545	13,573,691
Boston Properties, Inc.	218,730	10,433,421
Invesco Ltd.	734,460	13,088,077
JPMorgan Chase & Co.	943,580	32,185,514
Morgan Stanley	363,700	10,369,087
Northern Trust Corp.	290,185	15,577,131
State Street Corp.	231,630	10,932,936
The Charles Schwab Corp.	909,400	15,950,876
Wells Fargo & Co.	471,130	11,429,614
		155,560,916
Health Care (12.8%)
Abbott Laboratories	563,395	26,502,101
Aetna Inc.	265,170	6,642,508
Allergan, Inc.	258,525	12,300,620
Baxter International Inc.	345,265	18,285,234
Celgene Corp. *	212,015	10,142,798

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

Health Care (12.8%) (Continued)	Shares	Value
Cephalon, Inc. *	103,560	$5,866,674
Express Scripts, Inc. *	257,975	17,735,781
Genzyme Corp. *	92,410	5,144,465
Gilead Sciences, Inc. *	576,165	26,987,569
Hologic, Inc. *	365,028	5,194,348
QIAGEN N.V. *	342,995	6,376,277
St Jude Medical, Inc. *	260,510	10,706,961
Teva Pharmaceutical Industries, Ltd. - ADR	311,980	15,393,093
		167,278,429
Industrials (11.3%)
3M Co.	270,820	16,276,282
ABB Ltd. - ADR	784,165	12,374,124
Delta Air Lines, Inc. *	1,429,535	8,277,008
Expeditors International of Washington, Inc.	340,190	11,341,935
FedEx Corp.	194,580	10,822,539
Foster Wheeler AG *	204,915	4,866,731
Iron Mountain Inc. *	392,435	11,282,506
ITT Corp.	205,395	9,140,077
Precision Castparts Corp.	224,355	16,384,646
Raytheon Co.	318,555	14,153,399
Republic Services, Inc.	550,975	13,449,300
The Boeing Co.	106,625	4,531,562
United Technologies Corp.	291,720	15,157,771
		148,057,880
Information Technology (20.4%)
Apple Inc. *	237,390	33,811,458
Broadcom Corp. Cl. A *	704,075	17,454,019
Check Point Software Technologies Ltd. *	420,125	9,860,334
Cisco Systems, Inc. *	1,096,685	20,442,208
EMC Corp. *	1,267,640	16,606,084
Google Inc. Cl. A *	63,515	26,777,289
Hewlett-Packard Co.	465,270	17,982,685
Intel Corp.	1,124,345	18,607,910
Intersil Corp.	331,050	4,161,299
Juniper Networks, Inc. *	314,100	7,412,760
Microsoft Corp.	607,286	14,435,188
Oracle Corp.	1,099,290	23,546,792
Paychex, Inc.	102,325	2,578,590
QUALCOMM, Inc.	494,230	22,339,196
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,041,025	9,796,045
Trimble Navigation Ltd. *	299,610	5,881,344
Visa, Inc.	255,711	15,920,567
		267,613,768
Materials (3.4%)
Crown Holdings, Inc. *	429,395	10,365,596
Freeport-McMoRan Copper & Gold Inc.	237,820	11,917,160
Monsanto Co.	148,715	11,055,473
Praxair, Inc.	147,270	10,466,479
		43,804,708
Telecommunication Services (0.9%)
American Tower Corp. Cl. A *	355,570	11,211,122

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

Utilities (3.0%)	Shares	Value
AES Corp. *	1,598,490	$18,558,469
Allegheny Energy, Inc.	185,270	4,752,175
Entergy Corp.	50,525	3,916,698
FPL Group, Inc.	90,530	5,147,536
Xcel Energy, Inc.	356,185	6,557,366
		38,932,244
TOTAL COMMON STOCKS
(cost $1,256,498,449)		$1,286,705,918

	Principal
SHORT TERM INVESTMENTS (1.6%)	Amount	Value
Money Market Mutual Funds (1.6%)
First American Prime Obligations Fund	20,758,916	20,758,916
TOTAL SHORT TERM INVESTMENTS
(cost $20,758,916)		$20,758,916

TOTAL INVESTMENTS (99.9%)
(cost $1,277,257,365)		$1,307,464,834

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		1,514,053
NET ASSETS - 100.0%		$1,308,978,887

ADR	American Depository Receipt
*	Non income producing security.

The cost basis of investment for federal income tax purposes at June 30, 2009, was as follows***:

Cost of investments		$1,277,257,365
Gross unrealized appreciation		92,745,042
Gross unrealized depreciation		(62,537,573)
Net unrealized appreciation		$30,207,469

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

COMMON STOCKS (99.5%)	Shares	Value
Consumer Discretionary and Services (14.9%)
Advance Auto Parts, Inc.	71,935	$2,984,583
American Eagle Outfitters, Inc.	442,180	6,265,691
Avon Products, Inc.	170,190	4,387,498
Bally Technologies, Inc. *	38,965	1,165,833
Best Buy Co., Inc.	134,950	4,519,475
Big Lots, Inc. *	123,590	2,599,098
BorgWarner, Inc.	120,810	4,125,661
Coach, Inc. *	127,735	3,433,517
Darden Restaurants, Inc.	208,300	6,869,734
GameStop Corp. *	165,745	3,648,047
Guess?, Inc.	135,875	3,502,857
Jarden Corp. *	246,010	4,612,688
Kohl's Corp. *	77,910	3,330,653
LKQ Corp. *	153,662	2,527,740
Macys, Inc.	487,890	5,737,586
NIKE, Inc. Cl. B	102,985	5,332,564
O'Reilly Automotive, Inc. *	81,465	3,102,187
Starbucks Corp. *	124,925	1,735,208
Urban Outfitters, Inc. *	199,680	4,167,322
Warnaco Group, Inc. *	123,280	3,994,272
		78,042,214
Consumer Staples (5.4%)
Church & Dwight Co., Inc.	124,225	6,746,660
Energizer Holdings, Inc. *	83,625	4,368,570
Flowers Foods, Inc.	260,580	5,691,067
Ralcorp Holdings, Inc. *	89,010	5,422,489
The J.M. Smucker Co.	123,020	5,986,153
		28,214,939
Energy (10.0%)
Concho Resources, Inc. *	268,945	7,716,032
Devon Energy Corp.	160,690	8,757,605
Dresser-Rand Group, Inc. *	389,200	10,158,120
Mariner Energy, Inc. *	140,605	1,652,109
Quicksilver Resources Inc. *	332,620	3,090,040
Southwestern Energy Co. *	82,240	3,195,024
Transocean Ltd. *	181,580	13,489,578
Weatherford International Ltd. *	206,680	4,042,661
		52,101,169
Financial Services (15.5%)
ACE Limited	191,870	8,486,410
Affiliated Managers Group, Inc. *	150,540	8,759,922
Alliance Data Systems Corp. *	111,300	4,584,447
Annaly Capital Management, Inc.	585,625	8,866,362
Arch Capital Group Ltd. *	55,795	3,268,471

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

Financial Services (15.5%) (Continued)	Shares	Value
Digital Realty Trust, Inc.	459,475	$16,472,179
Fiserv, Inc. *	39,770	1,817,489
Invesco Ltd.	277,080	4,937,566
Mack-Cali Realty Corp.	41,430	944,604
MasterCard Inc.	10,880	1,820,333
MSCI Inc. Cl. A *	162,730	3,977,121
Northern Trust Corp.	127,600	6,849,568
SEI Investments Co.	189,120	3,411,725
State Street Corp.	89,220	4,211,184
The Charles Schwab Corp.	144,020	2,526,111
		80,933,492

Health Care (11.5%)
Aetna Inc.	71,600	1,793,580
Alexion Pharmaceutical, Inc. *	59,015	2,426,697
Allergan, Inc.	86,500	4,115,670
Celgene Corp. *	78,705	3,765,247
Cephalon, Inc. *	115,305	6,532,028
Covance Inc. *	65,100	3,202,920
Endo Pharmaceuticals Holdings Inc. *	151,835	2,720,883
Express Scripts, Inc. *	71,205	4,895,344
Hologic, Inc. *	215,527	3,066,949
Immucor, Inc. *	242,585	3,337,970
Inverness Medical Innovations, Inc. *	125,290	4,457,818
Life Technologies Corp. *	47,220	1,970,018
Mylan Laboratories *	206,610	2,696,261
Psychiatric Solutions, Inc. *	98,970	2,250,578
QIAGEN N.V. *	281,530	5,233,643
ResMed Inc. *	48,400	1,971,332
St Jude Medical, Inc. *	55,450	2,278,995
United Therapeutics Corp. *	40,665	3,388,614
		60,104,547
Materials and Processing (8.8%)
Airgas, Inc.	185,105	7,502,306
Cliffs Natural Resources Inc.	164,930	4,035,837
Crown Holdings, Inc. *	386,175	9,322,264
General Cable Corp. *	76,710	2,882,762
Greif, Inc. Cl. A	73,120	3,233,366
Masco Corp.	251,200	2,406,496
Precision Castparts Corp.	113,725	8,305,337
Silver Wheaton Corp. *	325,520	2,682,285
Valmont Industries, Inc. *	22,240	1,603,059
Valspar Corp.	190,470	4,291,289
		46,265,001

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

Producer Durables (11.9%)	Shares	Value
AMETEK, Inc.	215,945	$7,467,378
Bucyrus International, Inc.	55,300	1,579,368
Copart, Inc. *	101,510	3,519,352
Delta Air Lines, Inc. *	368,470	2,133,441
Expeditors International of Washington, Inc.	97,360	3,245,983
Foster Wheeler AG *	83,365	1,979,919
FTI Consulting, Inc. *	157,000	7,963,040
Hewitt Associates, Inc. Cl. A *	248,520	7,400,926
Iron Mountain Inc. *	157,780	4,536,175
Flowserve Corp.	80,690	5,632,969
Mettler-Toledo International, Inc. *	62,270	4,804,130
Republic Services, Inc.	95,625	2,334,206
SPX Corp.	156,350	7,656,459
Wabtec Corp.	55,235	1,776,910
		62,030,256
Technology (16.3%)
Activision Blizzard, Inc. *	356,800	4,506,384
American Tower Corp. Cl. A *	159,435	5,026,986
Amphenol Corp. Cl. A	139,405	4,410,774
ANSYS, Inc. *	64,155	1,999,070
Broadcom Corp. Cl. A *	302,655	7,502,817
Brocade Communications Systems, Inc. *	357,450	2,795,259
Check Point Software Technologies Ltd. *	196,760	4,617,957
Citrix Systems, Inc. *	133,330	4,251,894
Cognizant Technology Solutions Corp. *	231,260	6,174,642
F5 Networks, Inc. *	88,950	3,076,781
FLIR Systems, Inc. *	176,175	3,974,508
Intersil Corp.	324,135	4,074,377
Juniper Networks, Inc. *	110,790	2,614,644
Marvell Technology Group Ltd. *	340,780	3,966,679
McAfee, Inc. *	104,135	4,393,456
MICROS Systems, Inc. *	147,175	3,726,471
NetApp, Inc. *	118,605	2,338,891
Nuance Communications, Inc. *	574,610	6,947,035
Silicon Laboratories Inc. *	166,495	6,316,820
Trimble Navigation Ltd. *	126,005	2,473,478
		85,188,923
Utilities (5.2%)
AES Corp. *	890,340	10,336,848
Allegheny Energy, Inc.	50,125	1,285,706
Aqua America, Inc.	315,940	5,655,326
ITC Holdings Corp.	221,990	10,069,466
		27,347,346
TOTAL COMMON STOCKS
(cost $497,546,308)		$520,227,887
	Principal
SHORT TERM INVESTMENTS (0.1%)	Amount	Value
Money Market Mutual Funds (0.1%)
First American Prime Obligations Fund	652,963	652,963
TOTAL SHORT TERM INVESTMENTS
(cost $652,963)		$652,963

TOTAL INVESTMENTS (99.6%)
(cost $498,199,271)		$520,880,850

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		2,278,235
NET ASSETS - 100.0%		$523,159,085

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

* Non income producing security.

The cost basis of investment for federal income tax purposes at June 30, 2009, was as follows***:

Cost of investments	$498,199,271
Gross unrealized appreciation	46,160,239
Gross unrealized depreciation	(23,478,660)
Net unrealized appreciation	$22,681,579

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

COMMON STOCKS (99.2%)	Shares	Value
Consumer Discretionary and Services (14.3%)
Advance Auto Parts, Inc.	379,690	$15,753,338
American Eagle Outfitters, Inc.	2,490,400	35,288,968
Bally Technologies, Inc. *	229,240	6,858,861
Big Lots, Inc. *	644,400	13,551,732
BorgWarner, Inc.	491,230	16,775,505
Brinker International, Inc.	1,380,620	23,511,959
Central European Distribution Corp. *	533,670	14,179,612
Coach, Inc. *	665,680	17,893,478
Darden Restaurants, Inc.	859,460	28,344,991
Fuel System Solutions Inc. *	285,150	5,757,179
GameStop Corp. *	868,420	19,113,924
Guess?, Inc.	919,600	23,707,288
Jack in the Box Inc. *	459,915	10,325,092
Jarden Corp. *	1,278,460	23,971,125
LKQ Corp. *	904,298	14,875,702
Macys, Inc.	1,928,470	22,678,807
O'Reilly Automotive, Inc. *	205,675	7,832,104
Tractor Supply Co. *	444,120	18,351,038
Tupperware Brands Corp.	698,550	18,176,271
Universal Electronics Inc. *	413,425	8,338,782
Urban Outfitters, Inc. *	1,066,540	22,258,690
V.F. Corp.	96,720	5,353,452
Warnaco Group, Inc. *	574,770	18,622,548
		391,520,446
Consumer Staples (4.4%)
Church & Dwight Co., Inc.	487,030	26,450,599
Energizer Holdings, Inc. *	460,830	24,073,759
Flowers Foods, Inc.	327,640	7,155,658
Ralcorp Holdings, Inc. *	326,520	19,891,598
The J.M. Smucker Co.	382,825	18,628,265
TreeHouse Foods, Inc. *	889,210	25,582,572
		121,782,451
Energy (7.8%)
Berry Petroleum Co. Cl. A	202,210	3,759,084
Carrizo Oil & Gas, Inc. *	1,284,920	22,036,378
Concho Resources Inc. *	1,248,755	35,826,781
Core Laboratories N.V.	155,085	13,515,658
Dresser-Rand Group Inc. *	2,024,085	52,828,618
GMX Resources Inc. *	754,730	8,030,327
Hornbeck Offshore Services, Inc. *	1,059,105	22,654,256
Mariner Energy, Inc. *	3,228,725	37,937,519
Quicksilver Resources Inc. *	1,851,010	17,195,883
Superior Energy Services, Inc. *	44,510	768,688
		214,553,192

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
Financial Services (16.0%)
Affiliated Managers Group, Inc. *	785,520	$45,709,409
Alliance Data Systems Corp. *	836,580	34,458,730
American Campus Communities, Inc.	628,395	13,937,801
Annaly Capital Management, Inc.	2,674,180	40,487,085
Arch Capital Group Ltd. *	462,800	27,110,824
Digital Realty Trust, Inc.	2,258,650	80,972,602
Euronet Worldwide, Inc. *	524,850	10,176,842
Fiserv, Inc. *	221,100	10,104,270
Invesco Ltd.	1,433,120	25,538,198
MSCI Inc. Cl. A *	864,020	21,116,649
Prosperity Bancshares, Inc.	1,551,395	46,278,113
Raymond James Financial, Inc.	162,495	2,796,539
SEI Investments Co.	1,057,850	19,083,614
SL Green Realty Corp.	887,400	20,356,956
Stifel Financial Corp. *	319,710	15,374,854
Tower Group, Inc.	984,835	24,404,211
		437,906,697
Health Care (12.2%)
Alexion Pharmaceutical, Inc. *	316,985	13,034,423
athenahealth, Inc. *	284,720	10,537,487
Cephalon, Inc. *	570,585	32,323,640
Charles River Laboratories International, Inc. *	99,230	3,349,013
Endo Pharmaceuticals Holdings Inc. *	970,371	17,389,048
HealthSouth Corp. *	876,550	12,657,382
Hologic, Inc. *	1,392,263	19,811,902
Icon PLC - ADR *	1,116,160	24,086,733
Immucor, Inc. *	1,770,353	24,360,057
Inverness Medical Innovations, Inc. *	659,315	23,458,428
Life Technologies Corp. *	374,180	15,610,790
Mylan Laboratories *	1,060,580	13,840,569
Nuvasive, Inc. *	349,695	15,596,397
Psychiatric Solutions, Inc. *	517,004	11,756,671
QIAGEN N.V. *	2,135,549	39,699,856
ResMed Inc. *	401,280	16,344,134
SonoSite, Inc. *	344,835	6,917,390
Sun Healthcare Group, Inc. *	1,533,245	12,940,588
United Therapeutics Corp. *	244,657	20,387,268
		334,101,776
Materials and Processing (10.4%)
Airgas, Inc.	979,330	39,692,245
Calgon Carbon Corp. *	1,686,865	23,430,555
Cliffs Natural Resources Inc.	944,790	23,119,011
Crown Holdings, Inc. *	2,258,660	54,524,052
General Cable Corp. *	576,220	21,654,348
Masco Corp.	1,344,840	12,883,567
Precision Castparts Corp.	459,460	33,554,364
Sensient Technologies Corp.	876,550	19,783,733
Silver Wheaton Corp. *	1,520,490	12,528,838
Valmont Industries, Inc.	285,730	20,595,418
Valspar Corp.	1,037,090	23,365,638
		285,131,769

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
Producer Durables (15.2%)
ABM Industries Inc.	1,599,085	$28,895,466
Aegean Marine Petroleum Network Inc.	585,210	8,836,671
Allegiant Travel Co. *	765,860	30,358,691
AMETEK, Inc.	1,045,910	36,167,568
Baldor Electric Co.	663,480	15,784,189
BE Aerospace, Inc. *	723,005	10,382,352
Bucyrus International, Inc.	343,090	9,798,650
Continental Airlines, Inc. *	1,990,605	17,636,760
Copart, Inc. *	667,385	23,138,238
EnerSys *	868,495	15,797,924
Esterline Technologies Corp. *	374,185	10,129,188
Flowserve Corp.	510,710	35,652,665
Foster Wheeler AG *	628,105	14,917,494
FTI Consulting, Inc. *	826,721	41,931,289
Hewitt Associates, Inc. Cl. A *	1,277,035	38,030,102
HUB Group, Inc. *	417,655	8,620,399
Huron Consulting Group Inc. *	473,870	21,907,010
SPX Corp.	696,360	34,100,749
Wabtec Corp.	524,710	16,879,921
		418,965,326
Technology (15.4%)
Adtran, Inc.	377,100	8,096,337
ANSYS, Inc. *	307,445	9,579,986
Brocade Communications Systems, Inc. *	1,731,700	13,541,894
Check Point Software Technologies Ltd. *	597,430	14,021,682
Ciena Corp. *	1,044,120	10,806,642
Cognizant Technology Solutions Corp. *	838,120	22,377,804
CommScope, Inc. *	602,585	15,823,882
Concur Technologies, Inc. *	445,135	13,834,796
Diodes Inc. *	445,023	6,960,160
F5 Networks, Inc. *	515,270	17,823,189
FLIR Systems, Inc. *	960,410	21,666,850
Hittite Microwave Corp. *	724,860	25,188,885
Intersil Corp.	2,209,145	27,768,953
Marvell Technology Group Ltd. *	1,681,845	19,576,676
McAfee, Inc. *	514,530	21,708,021
MICROS Systems, Inc. *	962,259	24,364,398
Monolithic Power Systems, Inc. *	603,050	13,514,350
NetApp, Inc. *	629,995	12,423,501
Nuance Communications, Inc. *	3,719,280	44,966,095
Omniture, Inc. *	1,124,060	14,118,194
Silicon Laboratories Inc. *	879,995	33,387,010
Trimble Navigation Ltd. *	1,066,075	20,927,052
Websense, Inc. *	599,560	10,696,150
		423,172,507

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
Utilities (3.5%)
Allegheny Energy, Inc.	346,610	$8,890,547
Aqua America, Inc.	1,314,310	23,526,149
ITC Holdings Corp.	1,235,125	56,025,270
tw telecom inc. *	752,975	7,733,053
		96,175,019
TOTAL COMMON STOCKS
(cost $2,687,800,482)		$2,723,309,183
	Principal
	Amount	Value
SHORT TERM INVESTMENTS (0.9%)
Money Market Mutual Funds (0.9%)
First American Prime Obligations Fund	23,875,690	23,875,690
TOTAL SHORT TERM INVESTMENTS
(cost $23,875,690)		$23,875,690

TOTAL INVESTMENTS (100.1%)
(cost $2,711,676,172)		$2,747,184,873

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1)%		(2,582,171)
NET ASSETS (100.0%)		$2,744,602,702

ADR	American Depository Receipt
*	Non income producing security.

The cost basis of investment for federal income tax purposes at June 30, 2009, was as follows***:

Cost of investments		$2,711,676,172
Gross unrealized appreciation		238,498,645
Gross unrealized depreciation		(202,989,944)
Net unrealized appreciation		$35,508,701

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)
	Principal
	Amount	Value
ASSET-BACKED SECURITIES (2.0%)
Capital One
Series 2006-A6, 5.300%, 02/15/2014	250,000	$262,048
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,125,000	1,186,208
TOTAL ASSET-BACKED SECURITIES
(cost $1,373,202)		$1,448,256

COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	174,407	181,825
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $174,263)		$181,825

CORPORATE BONDS (20.2%)
Finance (14.1%)
ACE INA Holdings
5.600%, 05/15/2015	500,000	506,765
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	310,462
Ameriprise Financial, Inc.
5.350%, 11/15/2010	750,000	748,864
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	525,000	550,851
Citigroup, Inc.
6.000%, 02/21/2012	400,000	395,725
Credit Suisse First Boston
5.000%, 05/15/2013	150,000	153,482
General Electric Capital Corp.
6.000%, 06/15/2012	1,150,000	1,209,683
5.250%, 10/19/2012	150,000	154,312
Goldman Sachs Group
5.700%, 09/01/2012	525,000	549,964
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	459,323
Household Finance Corp.
6.375%, 10/15/2011	500,000	511,542
International Lease Finance Corp.
5.350%, 03/01/2012	350,000	273,351
JPMorgan Chase & Co.
5.600%, 06/01/2011	225,000	235,668
4.500%, 01/15/2012	125,000	128,580
Merrill Lynch
6.150%, 04/25/2013	250,000	250,563
Morgan Stanley
5.300%, 03/01/2013	850,000	861,646
Northern Trust Corp.
5.200%, 11/09/2012	225,000	235,276
Prudential Financial Inc.
5.150%, 01/15/2013	375,000	364,205

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
Finance (14.1%) (Continued)	Amount	Value
SLM Corp.
4.000%, 01/15/2010	300,000	$290,617
5.660%, 07/26/2010 **	775,000	703,613
The Charles Schwab Corp.
4.950%, 06/01/2014	25,000	25,457
Travelers Cos. Inc.
5.900%, 06/02/2019	375,000	387,061
Wachovia Corp.
5.500%, 05/01/2013	375,000	387,708
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	264,487
		9,959,205
Industrials (5.9%)
Analog Devices, Inc.
5.000%, 07/01/2014	200,000	200,561
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	325,000	311,549
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	289,042
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	500,000	533,882
Conoco Funding Co.
6.350%, 10/15/2011	700,000	764,375
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	598,896
Nokia Corp.
5.375%, 05/15/2019	50,000	50,683
Novartis Capital Corp.
4.125%, 02/10/2014	300,000	309,133
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	302,148
Target Corp.
5.375%, 05/01/2017	325,000	334,855
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	180,651
Western Union Co.
5.400%, 11/17/2011	250,000	261,430
		4,137,205
Utilities (0.2%)
Virginia Electric & Power
5.000%, 06/30/2019	125,000	126,311

TOTAL CORPORATE BONDS
(cost $14,073,834)		$14,222,721

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
MORTGAGE PASS-THROUGH SECURITIES (4.4%)	Amount	Value
Federal Home Loan Mortgage Corp.
Pool #G13466, 4.500%, 08/01/2022	128,949	$132,611
Pool #G01779, 5.000%, 04/01/2035	471,744	482,266
Pool #G02327, 6.500%, 08/01/2036	104,465	111,176
		726,053
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	230,756	241,667
Pool #725690, 6.000%, 08/01/2034	726,460	764,046
Pool #807942, 5.500%, 12/01/2034	541,600	561,735
Pool #735394, 6.500%, 02/01/2035	128,090	137,399
Pool #824940, 5.500%, 06/01/2035	388,166	402,233
Pool #745275, 5.000%, 02/01/2036	252,303	257,812
		2,364,892
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $2,951,988)		$3,090,945

U.S. GOVERNMENT AGENCY (2.7%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	795,426
Federal Home Loan Mortgage Corp.
4.875%, 06/13/2018	200,000	215,619

Federal National Mortgage Association
4.625%, 06/01/2010	150,000	155,446
5.375%, 07/15/2016	200,000	224,119
5.240%, 08/07/2018	500,000	527,689
		907,254
TOTAL U.S. GOVERNMENT AGENCY
(cost $1,878,548)		$1,918,299

U.S. TREASURY NOTES (7.6%)
2.875%, 06/30/2010	200,000	204,703
4.250%, 08/15/2013	200,000	216,297
2.625%, 06/30/2014	400,000	401,377
4.250%, 11/15/2014	750,000	807,891
4.500%, 02/15/2016	1,250,000	1,355,958
3.250%, 06/30/2016	600,000	602,063
4.250%, 11/15/2017	400,000	424,375
3.875%, 05/15/2018	375,000	386,514
2.750%, 02/15/2019	1,000,000	936,873
TOTAL U.S. TREASURY NOTES
(cost $5,153,580)		$5,336,051

TOTAL DEBT SECURITIES
(cost $25,605,415)		$26,198,097

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

COMMON STOCKS (60.3%)	Shares	Value
Consumer Discretionary (7.2%)
Best Buy Co., Inc.	17,650	$591,099
Carnival Corp. Cl. A	16,760	431,905
Coach, Inc. *	8,705	233,990
Darden Restaurants, Inc.	12,130	400,048
FTI Consulting, Inc. *	1,700	86,224
GameStop Corp. *	9,070	199,631
Kohl's Corp. *	13,520	577,980
Lowe's Companies, Inc.	28,040	544,256
McDonald's Corp.	10,760	618,592
NIKE, Inc. - Cl. B	12,885	667,185
Starbucks Corp. *	16,790	233,213
The DIRECTV Group, Inc. *	10,855	268,227
The Gap, Inc.	14,750	241,900
		5,094,250
Consumer Staples (6.1%)
Avon Products, Inc.	15,960	411,449
Colgate-Palmolive Co.	7,040	498,010
CVS Caremark Corp.	28,665	913,554
PepsiCo, Inc.	17,399	956,249
Procter & Gamble Co.	3,174	162,191
The J.M. Smucker Co.	6,775	329,671
The Kroger Co.	10,435	230,092
Wal-Mart Stores, Inc.	15,750	762,930
		4,264,146
Energy (8.0%)
Chevron Corp.	16,305	1,080,206
CONSOL Energy Inc.	5,360	182,026
Devon Energy Corp.	20,055	1,092,998
Southwestern Energy Co. *	9,480	368,298
Total SA - ADR	19,545	1,059,925
Transocean Ltd. *	16,518	1,227,122
Weatherford International Ltd. *	33,720	659,563
		5,670,138
Financials (7.2%)
ACE Limited	16,215	717,189
Annaly Capital Management, Inc.	28,515	431,717
Boston Properties, Inc.	7,240	345,348
Invesco Ltd.	24,310	433,204
JPMorgan Chase & Co.	30,925	1,054,852
Morgan Stanley	11,435	326,012
Northern Trust Corp.	9,565	513,449
State Street Corp.	7,820	369,104
The Charles Schwab Corp.	30,090	527,779
Wells Fargo & Co.	15,595	378,335
		5,096,989
Health Care (7.9%)
Abbott Laboratories	18,735	881,295
Aetna Inc.	8,165	204,533
Allergan, Inc.	8,785	417,990
Baxter International Inc.	11,450	606,392
Celgene Corp. *	7,100	339,664

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

Health Care (7.9%) (Continued)	Shares	Value
Cephalon, Inc. *	3,525	$199,691
Express Scripts, Inc. *	8,580	589,875
Genzyme Corp. *	3,055	170,072
Gilead Sciences, Inc. *	19,260	902,138
Hologic, Inc. *	11,964	170,248
QIAGEN N.V. *	11,775	218,897
St Jude Medical, Inc. *	8,610	353,871
Teva Pharmaceutical Industries, Ltd. - ADR	10,400	513,136
		5,567,802
Industrials (7.0%)
3M Co.	8,780	527,678
ABB Ltd. - ADR	26,130	412,331
Delta Air Lines, Inc. *	47,420	274,562
Expeditors International of Washington, Inc.	11,240	374,742
FedEx Corp.	6,350	353,187
Foster Wheeler AG *	6,960	165,300
Iron Mountain Inc. *	13,005	373,894
ITT Corp.	6,880	306,160
Precision Castparts Corp.	7,525	549,551
Raytheon Co.	10,595	470,736
Republic Services, Inc.	18,345	447,801
The Boeing Co.	3,620	153,850
United Technologies Corp.	9,710	504,532
		4,914,324
Information Technology (12.6%)
Apple Inc. *	7,920	1,128,046
Broadcom Corp. Cl. A *	23,410	580,334
Check Point Software Technologies Ltd. *	14,015	328,932
Cisco Systems, Inc. *	36,661	683,361
EMC Corp. *	42,265	553,671
Google, Inc. Cl. A *	2,050	864,259
Hewlett-Packard Co.	15,430	596,370
Intel Corp.	38,180	631,879
Intersil Corp.	11,230	141,161
Juniper Networks, Inc. *	10,730	253,228
Microsoft Corp.	20,620	490,137
Oracle Corp.	36,455	780,866
Paychex, Inc.	3,390	85,428
QUALCOMM, Inc.	16,490	745,348
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	34,455	324,222
Trimble Navigation Ltd. *	10,215	200,520
Visa, Inc.	8,538	531,576
		8,919,338
Materials (2.0%)
Crown Holdings, Inc. *	14,560	351,478
Freeport-McMoRan Copper & Gold Inc.	7,720	386,849
Monsanto Co.	4,570	339,734
Praxair, Inc.	4,950	351,797
		1,429,858

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

Telecommunication Services (0.5%)	Shares	Value
American Tower Corp. - Cl. A *	11,885	$374,734

Utilities (1.8%)
AES Corp. *	53,030	615,678
Allegheny Energy, Inc.	6,230	159,800
Entergy Corp.	1,720	133,334
FPL Group, Inc.	2,000	113,720
Xcel Energy, Inc.	12,090	222,577
		1,245,109
TOTAL COMMON STOCKS
(cost $39,613,208)		$42,576,688

SHORT TERM INVESTMENTS (3.0%)
MONEY MARKET MUTUAL FUNDS (3.0%)	2,145,336	$2,145,336
First American Prime Obligations Fund
TOTAL SHORT TERM INVESTMENTS
(cost $2,145,336)		$2,145,336

TOTAL INVESTMENTS (100.4%)		$70,920,121
(cost $67,363,959)
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4)%		(266,694)
NET ASSETS - 100.0%		$70,653,427

ADR	American Depository Receipt
*	Non income producing security.
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at June 30, 2009, was as follows***:

Cost of investments		$67,363,959
Gross unrealized appreciation		5,878,587
Gross unrealized depreciation		(2,322,425)
Net unrealized appreciation		$3,556,162

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
DEBT SECURITIES (98.6%)	Amount	Value
ASSET BACKED SECURITIES (4.6%)
Bank of America Credit Card Trust
Series 2007-A8, 5.590%, 11/17/2014	300,000	$316,314
Capital One
Series 2005-A3, 4.500%, 03/15/2013	1,500,000	1,529,581
Series 2006-A2, 4.850%, 11/15/2013	550,000	571,033
Series 2006-A6, 5.300%, 02/15/2014	725,000	759,940
Chase Issuance Trust
Series 2005-A7, 4.550%, 03/15/2013	250,000	258,497
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,845,213
TOTAL ASSET BACKED SECURITIES
(cost $5,076,038)		$5,280,578

COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	226,729	236,372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $226,542)		$236,372

CORPORATE BONDS (49.7%)

Finance (29.6%)
ACE INA Holdings
5.600%, 05/15/2015	2,250,000	2,280,440
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,400,000	1,448,824
Ameriprise Financial, Inc.
5.350%, 11/15/2010	1,600,000	1,597,576
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	1,300,000	1,364,012
Citigroup, Inc.
6.000%, 02/21/2012	1,810,000	1,790,657
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	1,023,215
General Electric Capital Corp.
5.250%, 10/19/2012	1,350,000	1,388,810
5.900%, 05/13/2014	2,125,000	2,171,176
Goldman Sachs Group
5.700%, 09/01/2012	1,925,000	2,016,536
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,764,768
Household Finance Corp.
6.375%, 10/15/2011	1,475,000	1,509,049
International Lease Finance Corp.
5.350%, 03/01/2012	1,250,000	976,253
JP Morgan Chase & Co.
5.600%, 06/01/2011	1,625,000	1,702,046
4.500%, 01/15/2012	600,000	617,183

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
Finance (29.6%) (Continued)	Amount	Value
Merrill Lynch
6.150%, 04/25/2013	550,000	$551,239
Morgan Stanley
4.250%, 05/15/2010	25,000	25,289
5.300%, 03/01/2013	2,725,000	2,762,335
Northern Trust Corp.
5.200%, 11/09/2012	1,000,000	1,045,672
Prudential Financial Inc.
5.150%, 01/15/2013	1,850,000	1,796,746
SLM Corp.
4.000%, 01/15/2010	1,450,000	1,404,650
5.515%, 07/26/2010 *	1,050,000	953,282
The Charles Schwab Corp.
4.950%, 06/01/2014	100,000	101,827
Travelers Cos. Inc.
5.900%, 06/02/2019	1,700,000	1,754,679
Wachovia Corp.
5.500%, 05/01/2013	1,725,000	1,783,459
Wells Fargo & Co.
5.300%, 08/26/2011	275,000	290,935
		34,120,658
Industrials (19.6%)
Analog Devices, Inc.
5.000%, 07/01/2014	900,000	902,522
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	1,050,000	1,006,544
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,497,763
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	2,250,000	2,402,469
Cisco Systems, Inc.
5.500%, 02/22/2016	1,100,000	1,166,949
Conoco Funding Co.
6.350%, 10/15/2011	1,775,000	1,938,236
John Deere Capital Corp.
5.350%, 01/17/2012	1,125,000	1,171,753
Nokia Corp.
5.375%, 05/15/2019	225,000	228,073
Novartis Capital Corp.
4.125%, 02/10/2014	1,625,000	1,674,470
PepsiCo, Inc.
3.750%, 03/01/2014	500,000	510,590
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,050,000	1,057,517
Target Corp.
5.375%, 05/01/2017	1,425,000	1,468,211
The Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	1,954,076
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	1,042,495
Time Warner Cable Inc.
6.750%, 07/01/2018	1,000,000	1,043,321

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
Industrials (19.6%) (Continued)	Amount	Value
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	$1,049,577
Walt Disney Co.
4.700%, 12/01/2012	250,000	268,825
Wellpoint, Inc.
5.000%, 01/15/2011	1,000,000	1,025,668
Western Union Co.
5.400%, 11/17/2011	1,100,000	1,150,293
		22,559,352
Utilities (0.5%)
Virginia Electric & Power Co.
5.000%, 06/30/2019	600,000	606,293

TOTAL CORPORATE BONDS		$57,286,303
(cost $56,466,684)

	Principal
MORTGAGE PASS-THROUGH SECURITIES (7.0%)	Amount	Value
Federal Home Loan Mortgage Corp.
Pool #G18005, 5.000%, 08/01/2019	152,313	158,943
Pool #G18010, 5.500%, 09/01/2019	155,423	163,548
Pool #G18073, 5.000%, 09/01/2020	129,246	134,509
Pool #G13466, 4.500%, 08/01/2022	497,376	511,499
Pool #G01779, 5.000%, 04/01/2035	358,416	366,411
Pool #G02267, 6.500%, 08/01/2036	356,173	379,053
Pool #G02327, 6.500%, 08/01/2036	305,000	324,593
		2,038,556
Federal National Mortgage Association
Pool #357412, 4.500%, 07/01/2018	236,068	244,984
Pool #555872, 5.000%, 11/01/2018	174,148	182,382
Pool #725690, 6.000%, 08/01/2034	756,355	795,487
Pool #807942, 5.500%, 12/01/2034	407,990	423,158
Pool #735394, 6.500%, 02/01/2035	98,064	105,190
Pool #824940, 5.500%, 06/01/2035	272,130	281,992
Pool #255813, 5.000%, 08/01/2035	708,481	723,951
Pool #255842, 5.000%, 09/01/2035	247,207	252,605
Pool #735896, 6.000%, 09/01/2035	296,869	311,486
Pool #735897, 5.500%, 10/01/2035	421,837	437,124
Pool #256022, 5.500%, 12/01/2035	916,954	950,184
Pool #745283, 5.500%, 01/01/2036	333,804	345,902
Pool #745275, 5.000%, 02/01/2036	344,246	351,763
Pool #898428, 6.000%, 10/01/2036	249,151	261,030
Pool #888029, 6.000%, 12/01/2036	333,298	349,188
		6,016,426
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $7,757,549)		$8,054,982

U.S. GOVERNMENT AGENCY (15.8%)
Federal Home Loan Bank
4.000%, 11/13/2009	400,000	405,545
4.625%, 10/10/2012	75,000	81,124
5.625%, 06/13/2016	1,250,000	1,205,191
		1,691,860

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
U.S. GOVERNMENT AGENCY (15.8%) (Continued)	Amount	Value
Federal Home Loan Mortgage Corp.
5.250%, 07/18/2011	500,000	$539,709
5.750%, 01/15/2012	250,000	275,972
5.500%, 08/20/2012	500,000	553,674
4.500%, 07/15/2013	2,700,000	2,909,015
4.750%, 01/19/2016	500,000	537,063
5.250%, 04/18/2016	2,000,000	2,217,222
5.125%, 11/17/2017	1,500,000	1,649,121
4.875%, 06/13/2018	2,500,000	2,695,240
		11,377,016
Federal National Mortgage Association
6.000%, 05/15/2011	2,000,000	2,174,708
5.375%, 11/15/2011	1,000,000	1,090,980
4.375%, 03/15/2013	150,000	161,447
5.375%, 07/15/2016	750,000	840,444
5.240%, 08/07/2018	805,000	849,579
		5,117,158
TOTAL U.S. GOVERNMENT AGENCY
(cost $17,095,668)		$18,186,034

U.S. TREASURY NOTES (21.3%)
6.500%, 02/15/2010	750,000	778,565
3.875%, 05/15/2010	500,000	514,825
2.875%, 06/30/2010	2,400,000	2,456,438
4.875%, 04/30/2011	2,300,000	2,459,565
4.500%, 03/31/2012	1,000,000	1,082,188
4.625%, 07/31/2012	750,000	816,739
3.125%, 04/30/2013	1,000,000	1,039,376
3.500%, 05/31/2013	1,125,000	1,185,645
4.250%, 08/15/2013	1,250,000	1,351,856
4.000%, 02/15/2014	1,300,000	1,391,508
4.750%, 05/15/2014	1,250,000	1,378,516
4.250%, 11/15/2014	1,300,000	1,400,344
4.000%, 02/15/2015	1,000,000	1,062,735
4.250%, 08/15/2015	750,000	804,200
4.500%, 02/15/2016	1,300,000	1,410,196
4.625%, 11/15/2016	250,000	272,344
4.250%, 11/15/2017	1,250,000	1,326,173
2.750%, 02/15/2019	4,075,000	3,817,757
TOTAL U.S. TREASURY NOTES
(cost $23,750,577)		$24,548,970

TOTAL DEBT SECURITIES
(cost $110,373,058)		$113,593,239

SHORT TERM INVESTMENTS (1.2%)
MONEY MARKET MUTUAL FUNDS (1.2%)
First American Prime Obligations Fund	1,341,954	1,341,954
TOTAL SHORT TERM INVESTMENTS
(cost $1,341,954)		$1,341,954

TOTAL INVESTMENTS (99.8%)		$114,935,193
(cost $111,715,012)
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		254,294
NET ASSETS - 100.0%		$115,189,487

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

*	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at June 30, 2009, was as follows**:

Cost of investments	$111,715,012
Gross unrealized appreciation	4,106,840
Gross unrealized depreciation	(886,659)
Net unrealized depreciation	$3,220,181

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
International Coal Group, Inc.
9.000%, 08/01/2012	100,000	$83,500
TOTAL CONVERTIBLE BONDS		83,500
(cost $86,966)

CORPORATE BONDS (88.9%)
Consumer Discretionary (1.3%)
Brinker International, Inc.
5.750%, 06/01/2014	145,000	130,690
		130,690
Consumer Staples (9.1%)
Constellation Brands Inc.
7.250%, 05/15/2017	300,000	279,000
Mohawk Industries Inc.
6.125%, 01/15/2016	300,000	266,914
Tyson Foods, Inc.
10.500%, 03/01/2014 *	300,000	327,000
		872,914
Energy (2.9%)
Massey Energy Co.
6.875%, 12/15/2013	300,000	276,000

Finance (5.9%)
SLM Corp.
4.000%, 01/15/2010	300,000	290,617
Textron Financial Corp.
5.125%, 02/03/2011	300,000	275,431
		566,048
Industrial (57.2%)
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	184,275
Bway Corp.
10.000%, 04/15/2014 *	300,000	300,750
Cinemark, Inc.
8.625%, 06/15/2019 *	100,000	99,250
Collective Brands, Inc.
8.250%, 08/01/2013	200,000	186,000
Domtar Corp.
10.750%, 06/01/2017	300,000	289,500
El Paso Corp.
7.000%, 06/15/2017	300,000	274,726
Freeport-McMoRan Copper & Gold Inc.
8.250%, 04/01/2015	300,000	303,342
Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	300,000	304,500

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
Industrial (57.2%) (Continued)	Amount	Value
Graphic Packaging International, Inc.
8.500%, 08/15/2011	87,000	$86,565
9.500%, 06/15/2017 *	100,000	99,000
HCA Inc.
8.500%, 04/15/2019 *	300,000	295,500
Iron Mountain Inc.
7.750%, 01/15/2015	300,000	289,500
Levi Strauss & Co
8.875%, 04/01/2016	100,000	97,250
Mandalay Resort Group
9.375%, 02/15/2010	200,000	191,000
Masco Corp.
5.850%, 03/15/2017	300,000	239,990
Nalco Co.
8.875%, 11/15/2013	300,000	307,500
Norampac Inc.
6.750%, 06/01/2013	200,000	172,000
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	262,855
Owens Corning Inc.
6.500%, 12/01/2016	300,000	263,339
RadioShack Corp.
7.375%, 05/15/2011	100,000	101,750
Teck Resources Ltd.
10.750%, 05/15/2019 *	300,000	322,997
Tesoro Corp.
6.500%, 06/01/2017	300,000	258,000
Sandridge Energy Inc.
9.875%, 05/15/2016 *	100,000	97,000
Starwood Hotel & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	282,297
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	89,500
Solo Cup Co.
10.500%, 11/01/2013 **	100,000	100,750
		5,499,136
Telecommunication Services (6.3%)
Frontier Communications Corp.
8.250%, 05/01/2014	300,000	285,000
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	321,750
		606,750
Transportation (2.0%)
Kansas City Southern
7.625%, 12/01/2013	220,000	190,300

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Utility (4.2%)
AES Corp.
9.750%, 04/15/2016 **	300,000	$305,250
MetroPCS Communications, Inc.
9.250%, 11/01/2014	100,000	99,250
		404,500

TOTAL CORPORATE BONDS
(cost $8,176,311)		$8,546,338

	Shares	Value
EXCHANGE-TRADED FUNDS (3.9%)
Funds, Trusts, and Other Financial Vehicles (3.9%)
SPDR Barclays Capital	5,320	$187,211
iShare iBoxx	2,340	186,521
TOTAL EXCHANGE-TRADED FUNDS		373,732
(cost $314,048)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS (6.8%)
MONEY MARKET MUTUAL FUNDS (6.8%)
BlackRock Liquidity Funds - Temp Fund - Dollar Shares	191,770	191,770
First American Prime Obligations Fund	464,691	464,691
TOTAL SHORT TERM INVESTMENTS
(cost $656,461)		$656,461

TOTAL INVESTMENTS (100.5%)		$9,660,031
(cost $9,233,786)
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5)%		(50,711)
NET ASSETS (100.0%)		$9,609,320

* Variable rate security.
** 144A.

The cost basis of investment for federal income tax purposes at June 30, 2009, was as follows**:

Cost of investments	$9,233,786
Gross unrealized appreciation	454,855
Gross unrealized depreciation	(28,610)
Net unrealized appreciation	$426,245

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Rainier Large Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,262,698,806	$-	$-	$1,262,698,806
Real Estate Investment Trusts	24,007,112	-	-	24,007,112
Total Equity	1,286,705,918	-	-	1,286,705,918

Short-Term Investments	20,758,916			20,758,916
Total Investments in Securities	$1,307,464,834	$-	$-	$1,307,464,834

Rainier Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$493,944,742	$-	$-	$493,944,742
Real Estate Investment Trusts	26,283,145	-	-	26,283,145
Total Equity	520,227,887	-	-	520,227,887

Short-Term Investments	652,963			652,963
Total Investments in Securities	$520,880,850	$-	$-	$520,880,850

Rainier Small/Midcap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$2,567,554,739	$-	$-	$2,567,554,739
Real Estate Investment Trusts	155,754,444	-	-	155,754,444
Total Equity	2,723,309,183	-	-	2,723,309,183

Short-Term Investments	23,875,690			23,875,690
Total Investments in Securities	$2,747,184,873	$-	$-	$2,747,184,873

Rainier Balanced Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$41,799,623	$-	$-	$41,799,623
Real Estate Investment Trusts	777,065	-	-	777,065
Total Equity	42,576,688	-	-	42,576,688

Rainier Balanced Portfolio (continued)
Fixed Income
Asset Backed Securities	-	1,448,256	-	1,448,256
Collateralized Mortgage Obligations	-	181,825	-	181,825
Mortgage Pass-Through Securities	-	3,090,945	-	3,090,945
Federal Agency Obligations	-	7,254,350	-	7,254,350
Corporate Bonds	-	14,222,721	-	14,222,721
Total Fixed Income	-	26,198,097	-	26,198,097

Short-Term Investments	2,145,336
Total Investments in Securities	$44,722,024	$26,198,097	$-	$70,920,121

Rainier Intermediate Fixed Income Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$5,280,578	$-	$5,280,578
Collateralized Mortgage Obligations	-	236,372	-	236,372
Mortgage Pass-Through Securities	-	8,054,982	-	8,054,982
Federal Agency Obligations	-	42,735,004	-	42,735,004
Corporate Bonds	-	57,286,303	-	57,286,303
Total Fixed Income	-	113,593,239	-	113,593,239

Short-Term Investments	1,341,954	-	-	1,341,954
Total Investments in Securities	$1,341,954	$113,593,239	$-	$114,935,193

Rainier High Yield Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Exchange Traded Funds	$373,732	$-	$-	$373,732
Total Equity	373,732	-	-	373,732

Fixed Income
Corporate Bonds	-	8,546,338	-	8,546,338
Convertible Corporate Bonds	-	83,500	-	83,500
Total Fixed Income	-	8,629,838	-	8,629,838

Short-Term Investments	656,461			656,461
Total Investments in Securities	$1,030,193	$8,629,838	$-	$9,660,031

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By /s/ John W. O’Halloran
     John W. O’Halloran
     Chief Executive Officer and Treasurer

Date   August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ John W. O’Halloran
       John W. O’Halloran
       Chief Executive Officer and Treasurer

Date   August 27, 2009